Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,150,000.00
Previously Paid Amount	0.00
Total Fee Amount	158.82
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 158.82
Narrative - Max Aggregate Offering Price	$ 1,150,000.00
Final Prospectus	true